AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.7%
Asset-Backed Securities — 22.7%
Automobiles — 4.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	300	$ 297,320
Series 2016-01A, Class A, 144A
2.990%	06/20/22	300	292,993
Series 2019-01A, Class A, 144A
3.450%	03/20/23	400	393,610
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	900	922,276
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	13	13,168
Series 2018-01, Class A2, 144A
2.870%	10/20/23	272	270,741
Series 2018-02, Class A2, 144A
3.140%	02/20/24	315	313,597
Ford Credit Auto Owner Trust,
Series 2015-02, Class A, 144A
2.440%	01/15/27	700	693,489
Series 2018-02, Class A, 144A
3.470%	01/15/30	500	510,441
Ford Credit Floorplan Master Owner Trust,
Series 2019-02, Class A
3.060%	04/15/26	200	192,538
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	900	895,747
			4,795,920
Collateralized Loan Obligations — 15.5%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.931%(c)	07/15/31	1,000	924,051
Bain Capital Credit CLO (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
2.766%(c)	04/23/31	1,000	926,499
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
2.656%(c)	01/17/28	750	727,896
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.806%(c)	04/17/31	750	689,196
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.912%(c)	01/22/31	250	230,471
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
2.689%(c)	04/19/29	1,000	949,534
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
2.482%(c)	11/15/26	393	$ 379,719
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.841%(c)	04/15/31	500	463,759
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.661%(c)	04/15/27	992	972,434
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.619%(c)	01/18/28	500	488,296
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.845%(c)	02/20/31	750	696,878
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.053%(c)	01/16/31	750	708,667
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.874%(c)	04/26/31	1,500	1,395,583
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.943%(c)	07/16/31	250	234,548
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.979%(c)	10/20/31	500	462,173
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.959%(c)	01/20/31	1,000	917,990
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.999%(c)	10/18/31	500	463,837
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.184%(c)	10/25/28	750	727,812
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
3.091%(c)	01/15/32	500	463,507
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
2.809%(c)	04/18/31	750	687,474
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.719%(c)	01/18/29	1,000	954,874
A1

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.889%(c)	01/20/31	500	$ 468,319
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.986%(c)	01/17/31	500	465,501
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.781%(c)	04/15/29	2,750	2,567,476
			17,966,494
Credit Cards — 2.0%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	600	607,663
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	700	707,005
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	800	816,602
Discover Card Execution Note Trust,
Series 2015-A02, Class A
1.900%	10/17/22	200	199,960
			2,331,230
Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2019-B, Class A2, 144A
2.070%	10/12/22	300	297,440
Student Loans — 0.8%
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	76	76,514
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	140	139,847
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	670	653,045
			869,406

Total Asset-Backed Securities (cost $27,397,429)			26,260,490
Commercial Mortgage-Backed Securities — 18.0%
Barclays Commercial Mortgage Securities,
Series 2017-C01, Class A1
2.010%	02/15/50	357	355,534
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	1,800	1,810,408
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2014-LC17, Class A5
3.917%	10/10/47	206	$ 219,513
Series 2015-CR22, Class A3
3.207%	03/10/48	100	101,449
Series 2015-CR26, Class A3
3.359%	10/10/48	600	615,370
Series 2015-DC01, Class A5
3.350%	02/10/48	750	769,631
Series 2015-LC21, Class A3
3.445%	07/10/48	600	629,958
Series 2015-LC21, Class A4
3.708%	07/10/48	340	361,404
Series 2015-LC23, Class A4
3.774%	10/10/48	160	171,323
Series 2015-PC01, Class A5
3.902%	07/10/50	340	357,289
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class A2
2.673%	03/25/26	1,500	1,604,732
Series K736, Class X1, IO
1.312%(cc)	07/25/26	23,728	1,546,812
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	600	613,802
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	60	60,687
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	800	836,998
Series 2015-C26, Class A3
3.211%	10/15/48	315	323,995
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	613,360
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,600	2,587,003
Series 2016-UB12, Class A1
1.779%	12/15/49	569	565,674
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	2,045	2,038,181
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A2
2.552%	06/15/48	61	61,417
Series 2015-C29, Class A3
3.368%	06/15/48	500	512,751
Series 2015-LC20, Class A3
3.086%	04/15/50	100	101,043
Series 2017-C39, Class A4
3.157%	09/15/50	2,780	2,850,603
Series 2017-C41, Class A2
2.590%	11/15/50	1,100	1,110,530

Total Commercial Mortgage-Backed Securities (cost $20,639,464)			20,819,467

A2

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 13.8%
Agriculture — 0.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	250	$ 254,882
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22	275	272,958
			527,840
Banks — 5.3%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	495	512,686
Sub. Notes, MTN
4.450%	03/03/26	595	639,930
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	10/05/20	200	201,087
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.400%	05/01/26(a)	925	977,480
Sub. Notes
3.875%	03/26/25	250	257,679
4.400%	06/10/25	385	416,730
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	835	859,456
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	55	57,416
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–(rr)	105	92,448
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)	105	89,809
Sr. Unsec’d. Notes
3.125%	01/23/25(a)	580	604,142
Sub. Notes
4.250%	10/01/27	550	595,752
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	720	771,144
			6,075,759
Diversified Financial Services — 0.6%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	125	124,471
CPPIB Capital, Inc. (Canada),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	270,491
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A
2.750%	04/16/21	250	254,500
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	85	84,760
			734,222
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 1.7%
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	$ 253,786
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	60	63,350
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	810	840,950
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	150	149,310
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	154,560
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	495	503,911
			1,965,867
Insurance — 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	915	923,180
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	455	470,007
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	360	359,439
			829,446
Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	405	410,414
Pharmaceuticals — 2.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	25	25,283
3.600%	05/14/25	700	733,469
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	47	48,398
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	225	234,112
3.550%	08/15/22	495	513,668
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	290	298,155
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25	375	394,743

A3

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	425	$ 432,743
			2,680,571
Retail — 0.3%
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27	390	400,133
Software — 0.3%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	255	260,286
2.950%	05/15/25	100	103,421
			363,707
Telecommunications — 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29(a)	740	796,358
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	200	198,526
			994,884

Total Corporate Bonds (cost $15,487,760)			15,906,023
Sovereign Bonds — 3.1%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	201,638
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20	200	201,010
2.125%	10/25/23	200	208,273
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	220	227,088
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	400	404,056
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	1,500	1,544,773
2.500%	09/10/21	50	51,233
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	197,656
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20	500	500,526

Total Sovereign Bonds (cost $3,472,640)			3,536,253
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 16.0%
Federal Home Loan Bank
2.625%	10/01/20	730	$ 738,315
3.000%	10/12/21	3,000	3,117,984
Federal Home Loan Mortgage Corp.
2.750%	06/19/23	4,000	4,284,060
Federal National Mortgage Assoc.
1.875%	09/24/26	75	79,853
2.000%	10/05/22	1,200	1,245,812
2.125%	04/24/26	3,675	3,951,414
2.375%	01/19/23	180	189,699
2.500%	02/05/24	210	225,737
2.875%	09/12/23	4,325	4,678,001

Total U.S. Government Agency Obligations (cost $17,353,755)			18,510,875
U.S. Treasury Obligations — 24.1%
U.S. Treasury Bonds
3.625%	02/15/44(k)	9,870	14,511,984
U.S. Treasury Notes
1.250%	08/31/24	11,550	12,001,172
U.S. Treasury Strips Coupon
2.353%(s)	02/15/44	430	303,352
2.365%(s)	05/15/44(k)	1,545	1,085,423

Total U.S. Treasury Obligations (cost $27,798,568)			27,901,931

Total Long-Term Investments (cost $112,149,616)			112,935,039

	Shares
Short-Term Investments — 7.8%
Affiliated Mutual Funds — 7.7%
PGIM Core Short-Term Bond Fund(w)	307,802	2,767,140
PGIM Core Ultra Short Bond Fund(w)	3,947,634	3,947,634
PGIM Institutional Money Market Fund (cost $2,127,201; includes $2,126,263 of cash collateral for securities on loan)(b)(w)	2,131,118	2,127,708

Total Affiliated Mutual Funds (cost $8,909,556)		8,842,482

Options Purchased*~ — 0.1%
(cost $17,663)	154,497

Total Short-Term Investments (cost $8,927,219)	8,996,979

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—105.5% (cost $121,076,835)	121,932,018

A4

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Value
Option Written*~ — (0.0)%
(premiums received $4,941)	$ (2,719)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—105.5% (cost $121,071,894)	121,929,299

Liabilities in excess of other assets(z) — (5.5)%	(6,389,852)

Net Assets — 100.0%	$ 115,539,447

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,090,845; cash collateral of $2,126,263 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	14	14	$ 875
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	14	14	2,625
Total Exchange Traded (cost $14,261)						$3,500

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	596	$ 10,631
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	579	10,253
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,448	24,017
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,874	47,858
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,920	49,626
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	579	8,612
Total OTC Traded (cost $3,402)							$150,997
Total Options Purchased (cost $17,663)							$154,497
A5

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	29	29	$(2,719)
(premiums received $4,941)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
174	10 Year U.S. Treasury Notes	Jun. 2020	$24,131,625	$ 399,883
124	10 Year U.S. Ultra Treasury Notes	Jun. 2020	19,347,875	1,183,033
				1,582,916
Short Positions:
93	2 Year U.S. Treasury Notes	Jun. 2020	20,495,601	(215,363)
389	5 Year U.S. Treasury Notes	Jun. 2020	48,764,799	(705,474)
42	20 Year U.S. Treasury Bonds	Jun. 2020	7,520,625	(217,278)
51	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	11,315,625	201,188
				(936,927)
				$ 645,989
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
55,270	10/20/26	1.583%(S)	3 Month LIBOR(2)(Q)	$(373,990)	$3,762,589	$4,136,579
4,875	05/11/30	2.000%(S)	3 Month LIBOR(2)(Q)	607,858	648,967	41,109
290	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(68,291)	(68,291)
379	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	4,006	4,006
				$ 233,868	$4,347,271	$4,113,403

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6